UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4254

Smith Barney Income Funds
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  July 31
Date of reporting period: January 31, 2004

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Semi-Annual Report to Stockholders is filed herewith.

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                               SB CONVERTIBLE FUND
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             CLASSIC SERIES | SEMI-ANNUAL REPORT | JANUARY 31, 2004

                 [LOGO] Smith Barney
                        Mutual Funds

                 Your Serious Money. Professionally Managed.(R)

         Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Global Markets Inc.

     ---------------------------------------------------------------------
             NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE
     ---------------------------------------------------------------------

[PHOTO OMITTED]

PETER D. LUKE
PORTFOLIO MANAGER

--------------------------------------------------------------------------------
PETER D. LUKE
--------------------------------------------------------------------------------

Peter D. Luke, portfolio manager, has more than 36 years securities business experience.

Education: BSc in Economics from the University of London.

--------------------------------------------------------------------------------
FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks current income and capital appreciation by investing primarily in convertible securities. These are securities that may be converted to common stock or other equity interests in the issuer at a predetermined price or rate.

--------------------------------------------------------------------------------
FUND FACTS
--------------------------------------------------------------------------------

FUND INCEPTION
--------------------------------------------------------------------------------
September 9, 1986

MANAGER INVESTMENT
INDUSTRY EXPERIENCE
--------------------------------------------------------------------------------
36 years

[LOGO] Classic Series

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Semi-Annual Report o January 31, 2004

SB CONVERTIBLE FUND

What's Inside

Letter from the Chairman ..................................................    1

Schedule of Investments ...................................................    4

Statement of Assets and Liabilities .......................................   11

Statement of Operations ...................................................   13

Statements of Changes in Net Assets .......................................   14

Notes to Financial Statements .............................................   15

Financial Highlights ......................................................   20

================================================================================
                            LETTER FROM THE CHAIRMAN
================================================================================

[PHOTO OMITTED]

R. JAY GERKEN

Chairman, President and
Chief Executive Officer

Dear Shareholder,

By August of 2003, many of the geopolitical concerns that had been pressuring both the economy and the stock market at the start of the year had eased. The brief initial combat phase of the conflict in Iraq had concluded, and tensions with North Korea over its nuclear arms program had abated. As the period progressed, new federal tax legislation provided a significant near-term tax cut for consumers, businesses and investors while key interest rates continued to hover near record lows. During the third calendar quarter of 2003 gross domestic product ("GDP")(i) growth reached a high not seen in almost two decades -- a sign to many investors that an economic recovery was now firmly in place. These factors, among others, contributed to a broad stock market rally that produced significant gains for many sectors of the economy. Over the six months ended January 31, 2004, stocks generally outperformed bonds, with small-cap stocks generally outperforming large-cap stocks.

--------------------------------------------------------------------------------

                              PERFORMANCE SNAPSHOT
                             AS OF JANUARY 31, 2004
                            (excluding sales charges)

--------------------------------------------------------------------------------
                                                                        6 Months
--------------------------------------------------------------------------------
  Smith Barney Class A Shares                                            22.07%
--------------------------------------------------------------------------------
  Goldman Sachs/Bloomberg U.S. Convertible 100 Index                     12.61%
--------------------------------------------------------------------------------
  S&P 500 Index                                                          15.22%
--------------------------------------------------------------------------------
  Citigroup Broad Investment-Grade Bond Index                             4.56%
--------------------------------------------------------------------------------
  Lipper Convertible Securities Funds Category Average                   14.45%
--------------------------------------------------------------------------------

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.smithbarneymutualfunds.com.

Smith Barney Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Excluding sales charges, Smith Barney Class B shares returned 21.70%, Smith Barney Class L shares returned 21.58%, Smith Barney Class O shares returned 21.69%, and Smith Barney Class Y shares returned 22.22% over the six months ended January 31, 2004. Effective February 2, 2004, initial sales charges on Smith Barney Class L shares were suspended.

All index performance reflects no deduction for fees, expenses or taxes. The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks. The Citigroup Broad Investment-Grade Bond Index includes institutionally traded U.S. Treasury Bonds, government-sponsored bonds (U.S. Agency and supranational), mortgage-backed securities and corporate securities. The Goldman Sachs/Bloomberg U.S. Convertible 100 Index is an equally-weighted index of 100 leading convertible securities, designed to represent the broad U.S. convertibles market. Please note that an investor cannot invest directly in an index.

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended January 31, 2004, calculated among the 72 fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

--------------------------------------------------------------------------------


            1   SB Convertible Fund  |  2004 Semi-Annual Report

                              PERFORMANCE SNAPSHOT
                             AS OF JANUARY 31, 2004
                            (excluding sales charges)

--------------------------------------------------------------------------------
                                                                 Since Inception
--------------------------------------------------------------------------------
  Salomon Brothers Class A Shares                                   13.95%*
--------------------------------------------------------------------------------
  S&P 500 Index                                                      8.11%**
--------------------------------------------------------------------------------
  Citigroup Broad Investment-Grade Bond Index                        2.13%**
--------------------------------------------------------------------------------
  Goldman Sachs/Bloomberg U.S. Convertible 100 Index                 6.63%**
--------------------------------------------------------------------------------
  Lipper Convertible Securities Funds Category Average               8.02%+
--------------------------------------------------------------------------------

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.sbam.com.

Salomon Brothers Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Excluding sales charges, Salomon Brothers Class B shares returned 17.76% and Salomon Brothers Class 2 shares returned 13.82% since their inception. The Salomon Brothers Class B shares' inception date is 9/17/03 and the Salomon Brothers Class 2 shares' inception date is 10/22/03. Effective February 2, 2004, initial sales charges on Salomon Brothers Class 2 shares were suspended.

* Performance calculations for Salomon Brothers Class A shares use October 24, 2003 as the inception date since all Salomon Brothers Class A shares were redeemed on October 20, 2003 and new shares in Salomon Brothers Class A were not purchased until October 24, 2003.

** Index comparison begins on October 31, 2003. All index performance reflects no deduction for fees, expenses or taxes. The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks. The Citigroup Broad Investment-Grade Bond Index includes institutionally traded U.S. Treasury Bonds, government-sponsored bonds (U.S. Agency and supranational), mortgage-backed securities and corporate securities. The Goldman Sachs/Bloomberg U.S. Convertible 100 Index is an equally-weighted index of 100 leading convertible securities, designed to represent the broad U.S. convertibles market. Please note that an investor cannot invest directly in an index.

+ The return for the Lipper category referenced is based on the three-month period ended January 31, 2004. Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the three-month period ended January 31, 2004, calculated among the 75 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

--------------------------------------------------------------------------------

Performance Review

Within this environment the fund performed as follows. For the six months ended January 31, 2004, Smith Barney Class A shares of the SB Convertible Fund, excluding sales charges returned, 22.07%. In comparison, the fund's unmanaged benchmarks, the S&P 500 Index,(ii) the Citigroup Broad Investment-Grade Bond Index,(iii) and the Goldman Sachs/Bloomberg U.S. Convertible 100 Index,(iv) returned 15.22%, 4.56%, and 12.61%, respectively, and the fund's Lipper convertible securities funds category average was 14.45% for the same period.(1)

Special Shareholder Notice

On March 10, 2004, the Board of Trustees of the fund, approved the appointment of Kent Bailey as a co-portfolio manager of the fund. Mr. Bailey has been a convertible analyst with Salomon Brothers Asset Management Inc since 2001.


(1) Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended January 31, 2004, calculated among the 72 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.


            2   SB Convertible Fund  |  2004 Semi-Annual Report

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund's response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,


/s/ R. Jay Gerken,


R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

February 9, 2004


The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of January 31, 2004 and are subject to change. Please refer to pages 4 through 9 for a list and percentage breakdown of the fund's holdings.

All index performance reflects no deduction for fees, expenses or taxes.

RISKS: The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. It may also invest in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions. In addition, it may invest in high yield securities, which are subject to price volatility and the possibility of default in the timely payment of interest and principal.

(i) Gross domestic product is a market value of goods and services produced by labor and property in a given country.

(ii) The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks. Please note that an investor cannot invest directly in an index.

(iii) The Citigroup Broad Investment-Grade Bond Index includes institutionally traded U.S. Treasury Bonds, government-sponsored bonds (U.S. Agency and supranational), mortgage-backed securities and corporate securities. Please note that an investor cannot invest directly in an index.

(iv) The Goldman Sachs/Bloomberg U.S. Convertible 100 Index is an equally-weighted index of 100 leading convertible securities, designed to represent the broad U.S. convertibles market. Please note that an investor cannot invest directly in an index.


            3   SB Convertible Fund  |  2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited)                             January 31, 2004
================================================================================

   SHARES                                            SECURITY                                        VALUE
==============================================================================================================
COMMON STOCK -- 11.6%

CAPITAL GOODS -- 0.4%

Aerospace/Defense -- 0.4%
      18,000          Lockheed Martin Corp.                                                       $    875,160
==============================================================================================================
COMMUNICATION SERVICES -- 3.7%
Media -- 2.7%
      45,000          Comcast Corp., Class A Shares (a)                                              1,535,400
      80,000          EchoStar Communications Corp. (a)                                              2,920,000
     110,000          UnitedGlobalCom, Inc., Class A Shares (b)                                      1,045,000
--------------------------------------------------------------------------------------------------------------
                                                                                                     5,500,400
--------------------------------------------------------------------------------------------------------------
Telecommunications -- 1.0%
      30,000          NTL Inc. (a)                                                                   1,990,200
--------------------------------------------------------------------------------------------------------------
                      TOTAL COMMUNICATION SERVICES                                                   7,490,600
==============================================================================================================
CONSUMER CYCLICALS -- 0.9%
Retail -- 0.9%
      22,500          The Men's Wearhouse, Inc. (a)(b)                                                 524,025
      45,000          Staples, Inc. (a)                                                              1,197,450
--------------------------------------------------------------------------------------------------------------
                      TOTAL CONSUMER CYCLICALS                                                       1,721,475
==============================================================================================================
ENERGY -- 1.5%
Oil and Gas -- 1.5%
      45,000          Nabors Industries, Ltd. (a)                                                    1,980,000
      45,000          Rowan Cos., Inc. (a)(b)                                                        1,029,600
--------------------------------------------------------------------------------------------------------------
                      TOTAL ENERGY                                                                   3,009,600
==============================================================================================================
HEALTHCARE -- 0.5%
Biotechnology -- 0.5%
      56,900          InterMune Inc. (a)(b)                                                          1,089,635
==============================================================================================================
TECHNOLOGY -- 4.6%
Computers -- 1.5%
      55,000          Affiliated Computer Services, Inc. (a)                                         3,049,750
--------------------------------------------------------------------------------------------------------------
Electronics -- 3.1%
     351,100          DDI Corp. (a)                                                                  6,319,800
--------------------------------------------------------------------------------------------------------------
Telecommunications -- 0.0%
       9,400          Adaptec, Inc. (a)(b)                                                              88,078
--------------------------------------------------------------------------------------------------------------
                      TOTAL TECHNOLOGY                                                               9,457,628
==============================================================================================================
                      TOTAL COMMON STOCK
                      (Cost -- $19,312,588)                                                         23,644,098
==============================================================================================================
PREFERRED STOCK -- 0.2%

TECHNOLOGY -- 0.2%

Electronics -- 0.2%
      18,750          DDI Corp., 15.000% due 1/31/09 (Cost -- $75,000)                                 328,125
==============================================================================================================

                       See Notes to Financial Statements.


            4   SB Convertible Fund  |  2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                 January 31, 2004
================================================================================

   SHARES                                            SECURITY                                        VALUE
==============================================================================================================
CONVERTIBLE PREFERRED STOCK -- 21.1%

BASIC MATERIALS -- 1.8%

Forest Products and Paper -- 1.8%
      65,000          Temple-Inland Inc., 7.500% due 5/17/05 (b)                                  $  3,580,850
==============================================================================================================
CONSUMER STAPLES -- 1.5%

Electric -- 1.5%
      90,000          CenterPoint Energy, Inc., 2.000% due 9/15/29                                   2,991,060
==============================================================================================================
FINANCIAL SERVICES -- 9.1%

Banks -- 3.4%
      65,000          Commerce Capital Trust II, 5.950% due 3/10/32 (b)                              4,281,875
      10,500          State Street Corp., 6.750% due 2/15/06                                         2,626,575
--------------------------------------------------------------------------------------------------------------
                                                                                                     6,908,450
--------------------------------------------------------------------------------------------------------------
Diversified Financial Services -- 1.8%
      70,000          Capital One Financial Corp., 6.250% due 5/17/05 (b)                            3,710,000
--------------------------------------------------------------------------------------------------------------
Insurance -- 2.6%
      35,000          PartnerRe Ltd., 8.000% due 12/31/04 (b)                                        2,000,250
     100,000          The Phoenix Cos., Inc., 7.000% due 11/13/05                                    3,362,500
--------------------------------------------------------------------------------------------------------------
                                                                                                     5,362,750
--------------------------------------------------------------------------------------------------------------
Savings and Loans -- 1.3%
      45,000          Washington Mutual, Inc., 5.375% due 5/3/41 (b)                                 2,715,300
--------------------------------------------------------------------------------------------------------------
                      TOTAL FINANCIAL SERVICES                                                      18,696,500
==============================================================================================================
HEALTHCARE -- 2.6%

Healthcare Services -- 2.6%
      55,000          Anthem, Inc., 6.000% due 11/15/04                                              5,327,300
==============================================================================================================
REAL ESTATE INVESTMENT TRUST -- 2.0%

Real Estate Investment Trust -- 2.0%
      75,000          Host Marriott Finance Trust, 6.750% due 12/2/26 (b)                            4,033,125
==============================================================================================================
TECHNOLOGY -- 2.9%

Computers -- 1.1%
     100,000          Electronic Data Systems Corp., 7.625% due 8/17/04                              2,187,000
--------------------------------------------------------------------------------------------------------------
Electronics -- 1.8%
     190,000          Solectron Corp., 7.250% due 11/15/04 (b)                                       3,758,200
--------------------------------------------------------------------------------------------------------------
                      TOTAL TECHNOLOGY                                                               5,945,200
==============================================================================================================
UTILITIES -- 1.2%

Gas -- 1.2%
      45,000          Southern Union Co., 5.750% due 8/16/06 (b)                                     2,557,125
==============================================================================================================
                      TOTAL CONVERTIBLE PREFERRED STOCK
                      (Cost -- $36,887,744)                                                         43,131,160
==============================================================================================================

                       See Notes to Financial Statements.


            5   SB Convertible Fund  |  2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                 January 31, 2004
================================================================================

   RIGHTS                                            SECURITY                                        VALUE
==============================================================================================================
RIGHTS (a)(b) -- 0.1%

COMMUNICATION SERVICES -- 0.1%

Electronic  -- 0.1%
      30,800          UnitedGlobalCom, Inc. (Exercise price of $6.00 per share.
                          Each right is entitled to 1 share of Class A common stock)
                          (Cost -- $0)                                                            $    103,180
==============================================================================================================

    FACE
   AMOUNT      RATING(c)                             SECURITY                                        VALUE
==============================================================================================================
CONVERTIBLE BONDS -- 65.6%

BASIC MATERIALS -- 2.1%

Chemicals -- 1.1%
$  1,750,000   BB-    Millennium Chemicals Inc., Sr. Notes, 4.000% due 11/15/23 (d)                  2,194,062
--------------------------------------------------------------------------------------------------------------
Forest Products and Paper -- 1.0%
   3,750,000   BBB    International Paper Co., Debentures, zero coupon due 6/20/21                   2,071,875
--------------------------------------------------------------------------------------------------------------
                      TOTAL BASIC MATERIALS                                                          4,265,937
==============================================================================================================
CAPITAL GOODS -- 2.6%

Auto Manufacturers -- 1.3%
                      Navistar Financial Corp., Sub. Notes:
   1,250,000   B          4.750% due 4/1/09                                                          1,345,313
   1,250,000   B          4.750% due 4/1/09 (d)                                                      1,345,313
--------------------------------------------------------------------------------------------------------------
                                                                                                     2,690,626
--------------------------------------------------------------------------------------------------------------
Miscellaneous Manufacturers -- 1.3%
                      Tyco International Group S.A., Sr. Debentures:
     250,000   BBB-       2.750% due 1/15/18                                                           320,937
   1,750,000   BBB-       2.750% due 1/15/18 (d)                                                     2,246,563
--------------------------------------------------------------------------------------------------------------
                                                                                                     2,567,500
--------------------------------------------------------------------------------------------------------------
                      TOTAL CAPITAL GOODS                                                            5,258,126
==============================================================================================================
COMMUNICATION SERVICES -- 0.9%

Media -- 0.9%
   2,000,000   CCC-   Charter Communications, Inc., Sr. Notes, 4.750% due 6/1/06                     1,880,000
==============================================================================================================
CONSUMER CYCLICALS -- 9.4%

Advertising -- 2.5%
   1,250,000   BB+    The Interpublic Group of Cos., Inc., Sr. Notes, 4.500% due 3/15/23 (d)         1,990,625
                      Omnicom Group Inc., Sr. Notes:
   1,500,000   A-         Zero coupon due 6/15/33                                                    1,515,000
   1,500,000   A-         Zero coupon due 6/15/33 (d)                                                1,515,000
--------------------------------------------------------------------------------------------------------------
                                                                                                     5,020,625
--------------------------------------------------------------------------------------------------------------
Environment Control -- 2.3%
                      Waste Connections, Inc., Sub. Notes:
   3,500,000   BB-        5.500% due 4/15/06                                                         3,718,750
   1,000,000   BB-        1.6625% due 5/1/22 (e)                                                     1,022,500
--------------------------------------------------------------------------------------------------------------
                                                                                                     4,741,250
--------------------------------------------------------------------------------------------------------------
Home Builders -- 1.1%
   1,750,000   NR     Fleetwood Enterprises, Inc., Sr. Sub. Notes, 5.000% due 12/15/23 (d)           2,323,125
--------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


            6   SB Convertible Fund  |  2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                 January 31, 2004
================================================================================

    FACE
   AMOUNT      RATING(c)                             SECURITY                                        VALUE
==============================================================================================================
Retail -- 3.5%
$  2,500,000   BB+    Best Buy Co., Inc., Sub. Debentures, 2.250% due 1/15/22                     $  2,675,000
   3,500,000   A-     Costco Wholesale Corp., Sub. Notes, zero coupon due 8/19/17                    2,983,750
   1,500,000   NR     The Men's Wearhouse, Inc., Sr. Notes, 3.125% due 10/15/23 (d)                  1,466,250
--------------------------------------------------------------------------------------------------------------
                                                                                                     7,125,000
--------------------------------------------------------------------------------------------------------------
                      TOTAL CONSUMER CYCLICALS                                                      19,210,000
==============================================================================================================
CONSUMER STAPLES -- 3.6%

Food -- 2.5%
   3,750,000   BBB+   General Mills, Inc., Debentures, zero coupon due 10/28/22 (b)                  2,643,750
   2,250,000   NR     Performance Food Group Co., Sub. Notes, 5.500% due 10/16/08                    2,505,937
--------------------------------------------------------------------------------------------------------------
                                                                                                     5,149,687
--------------------------------------------------------------------------------------------------------------
Media -- 1.1%
                      News America Inc., Liquid Yield Option Notes:
   2,000,000   BBB-       Zero coupon due 2/28/21                                                    1,152,500
   2,000,000   BBB-       Zero coupon due 2/28/21 (d)                                                1,152,500
--------------------------------------------------------------------------------------------------------------
                                                                                                     2,305,000
--------------------------------------------------------------------------------------------------------------
                      TOTAL CONSUMER STAPLES                                                         7,454,687
==============================================================================================================
ENERGY -- 2.7%

Oil and Gas -- 2.6%
   1,250,000   NR     Evergreen Resources, Inc., Sr. Notes, 4.750% due 12/15/21                      1,840,625
   2,750,000   BB     Pride International Inc., Sr. Notes, 2.500% due 3/1/07                         3,416,875
--------------------------------------------------------------------------------------------------------------
                                                                                                     5,257,500
--------------------------------------------------------------------------------------------------------------
Oil and Gas Services -- 0.1%
   2,750,000   NR     Friede Goldman Halter, Inc., Sub. Notes, 4.500% due 9/15/04 (f)                  261,250
--------------------------------------------------------------------------------------------------------------
                      TOTAL ENERGY                                                                   5,518,750
==============================================================================================================
FINANCIAL SERVICES -- 6.6%

Diversified Financial Services -- 4.7%
   4,500,000   A      Countrywide Financial Corp., Inc., Sr. Notes, zero coupon due 2/8/31           5,923,125
   3,500,000   Aa3*   Merrill Lynch & Co., Inc., Sr. Notes,  zero coupon due 3/13/32 (e)             3,609,550
--------------------------------------------------------------------------------------------------------------
                                                                                                     9,532,675
--------------------------------------------------------------------------------------------------------------
Insurance -- 1.9%
                      The PMI Group, Inc., Debentures:
   2,000,000   A+         2.500% due 7/15/21                                                         2,222,500
   1,500,000   A+         2.500% due 7/15/21 (d)                                                     1,666,875
--------------------------------------------------------------------------------------------------------------
                                                                                                     3,889,375
--------------------------------------------------------------------------------------------------------------
                      TOTAL FINANCIAL SERVICES                                                      13,422,050
==============================================================================================================
HEALTHCARE -- 20.6%

Biotechnology -- 6.7%
   8,000,000   A+     Amgen Inc., Sr. Notes, zero coupon due 3/1/32                                  6,060,000
   3,000,000   CCC    CuraGen Corp., Sub. Debentures, 6.000% due 2/2/07                              2,715,000
   3,000,000   NR     InterMune Inc., Sub. Notes, 5.750% due 7/15/06 (b)                             2,970,000
   2,000,000   NR     Nektar Therapeutics, Sub. Notes, 3.500% due 10/17/07                           1,932,500
--------------------------------------------------------------------------------------------------------------
                                                                                                    13,677,500
--------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


            7   SB Convertible Fund  |  2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                 January 31, 2004
================================================================================

    FACE
   AMOUNT      RATING(c)                             SECURITY                                        VALUE
==============================================================================================================
Diversified Financial Services -- 1.1%
$  1,500,000   CCC    Elan Capital Corp. Ltd., Bonds, 6.500% due 11/10/08                         $  2,277,081
--------------------------------------------------------------------------------------------------------------
Healthcare - Services -- 5.8%
                      Health Management Associates, Inc., Sr. Sub. Notes:
     250,000   BBB+       1.500% due 8/1/23                                                            282,500
   3,500,000   BBB+       1.500% due 8/1/23 (d)                                                      3,955,000
   1,250,000   B+     Sierra Health Services, Inc., Debentures, 2.250% due 3/15/23                   2,176,562
   8,000,000   BBB    Universal Health Services, Inc., Debentures, 0.426% due 6/23/20                5,380,000
--------------------------------------------------------------------------------------------------------------
                                                                                                    11,794,062
--------------------------------------------------------------------------------------------------------------
Pharmaceuticals -- 7.0%
   3,500,000   NR     BioMarin Pharmaceutical Inc., Sub. Notes, 3.500% due 6/15/08 (d)               3,333,750
   1,800,000   NR     Gilead Sciences, Inc., Sr. Notes, 2.000% due 12/15/07                          2,362,500
   2,000,000   NR     Medarex, Inc., Sub. Notes, 4.500% due 7/1/06                                   1,935,000
   1,750,000   B-     NPS Pharmaceuticals, Inc., Sr. Notes, 3.000% due 6/15/08 (d)                   2,038,750
     700,000   NR     QLT Inc., Notes, 3.000% due 9/15/23                                            1,085,000
   3,500,000   BBB    Teva Pharmaceutical Finance N.V., Debentures, Series B,
                          0.250% due 2/1/24                                                          3,626,875
--------------------------------------------------------------------------------------------------------------
                                                                                                    14,381,875
--------------------------------------------------------------------------------------------------------------
                      TOTAL HEALTHCARE                                                              42,130,518
==============================================================================================================
INDUSTRIALS -- 1.1%

Transportation  -- 1.1%
   5,000,000   B1*    Roper Industries, Inc., Bonds, 1.4813% until 1/15/09, (zero
                          coupon thereafter), due 1/15/34                                            2,181,250
==============================================================================================================
TECHNOLOGY -- 16.0%

Computers -- 3.5%
   1,500,000   NR     Electronics for Imaging, Inc., Sr. Notes, 1.500% due 6/1/23 (d)                1,811,250
   2,500,000   NR     Mentor Graphics Corp., Sub. Notes, 2.820% due 8/6/23 (d)(e)                    2,666,125
   1,000,000   CCC-   Silicon Graphics, Inc., Sr. Notes, 6.500% due 6/1/09                           2,645,000
--------------------------------------------------------------------------------------------------------------
                                                                                                     7,122,375
--------------------------------------------------------------------------------------------------------------
Electronics -- 1.6%
   2,250,000   BB-    Flextronics International Ltd., Notes, 1.000% due 8/1/10 (d)                   3,192,187
--------------------------------------------------------------------------------------------------------------
Internet -- 2.0%
   2,500,000   NR     i2 Technologies, Inc., Sub. Notes, 5.250% due 12/15/06                         2,337,500
   1,500,000   NR     Openwave Systems Inc., Sub. Notes, 2.750% due 9/9/08                           1,702,500
--------------------------------------------------------------------------------------------------------------
                                                                                                     4,040,000
--------------------------------------------------------------------------------------------------------------
Semiconductors -- 2.1%
   1,250,000   B      Agere Systems Inc., Sub. Notes, 6.500% due 12/15/09                            1,984,375
   2,000,000   CCC+   Lattice Semiconductor Corp., Sub. Notes, zero coupon due 7/1/10                2,240,000
--------------------------------------------------------------------------------------------------------------
                                                                                                     4,224,375
--------------------------------------------------------------------------------------------------------------
Software -- 3.0%
   3,000,000   NR     HNC Software Inc., Sub. Notes, 5.250% due 9/1/08                               3,540,000
                      Wind River Systems, Inc., Sub. Notes:
     500,000   CCC+       3.750% due 12/15/06                                                          477,500
   2,250,000   CCC+       3.750% due 12/15/06 (d)                                                    2,148,750
--------------------------------------------------------------------------------------------------------------
                                                                                                     6,166,250
--------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


            8   SB Convertible Fund  |  2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                 January 31, 2004
================================================================================

    FACE
   AMOUNT      RATING(c)                             SECURITY                                        VALUE
==============================================================================================================
TECHNOLOGY -- 16.0% (continued)

Telecommunications -- 3.8%
$  1,750,000   B-     Adaptec, Inc., Sr. Sub. Notes, 0.750% due 12/22/23 (d)                      $  1,874,688
   2,000,000   NR     ADC Telecommunications, Inc., Sub. Notes, 1.605% due 6/15/13 (e)               2,405,000
   1,750,000   B      Nortel Networks Corp., Sr. Notes, 4.250% due 9/1/08                            1,872,500
   1,250,000   NR     Tekelec, Inc., Sr. Sub. Notes, 2.250% due 6/15/08 (d)                          1,639,063
--------------------------------------------------------------------------------------------------------------
                                                                                                     7,791,251
--------------------------------------------------------------------------------------------------------------
                      TOTAL TECHNOLOGY                                                              32,536,438
==============================================================================================================
                      TOTAL CONVERTIBLE BONDS
                      (Cost -- $120,984,370)                                                       133,857,756
==============================================================================================================
    FACE
   AMOUNT                                           SECURITY                                        VALUE
==============================================================================================================
REPURCHASE AGREEMENT -- 1.4%
   2,901,000          Merrill Lynch & Co., Inc. dated 1/30/04, 0.960% due 2/2/04;
                          Proceeds at maturity -- $2,901,232; (Fully collateralized by
                          U.S. Treasury Bills, due 2/26/04 to 7/29/04;
                          Market value -- $2,959,032) (Cost -- $2,901,000)                           2,901,000
==============================================================================================================
                      TOTAL INVESTMENTS -- 100.0%
                      (Cost -- $180,160,702**)                                                    $203,965,319
==============================================================================================================

(a)   Non-income producing security.
(b)   All or a portion of this security is on loan (See Note 5).
(c) All ratings are by Standard & Poor's Rating Service, except those identified by an asterisk (*) are rated by Moody's Investors Service.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines established by the Board of Trustees.
(e) Interest rate shown reflects current rate on instrument with multi-coupon or variable rates.
(f)   Security is currently in default.
**    Aggregate cost for Federal income tax purposes is substantially the same.

      See page 10 for definitions of ratings.

================================================================================
Loaned Securities Collateral (unaudited)                        January 31, 2004
================================================================================

    FACE
   AMOUNT                                            SECURITY                                        VALUE
==============================================================================================================
$16,151,936    State Street Navigator Securities Lending Trust Prime Portfolio
                (Cost -- $16,151,936)                                                             $ 16,151,936
==============================================================================================================

                       See Notes to Financial Statements.


            9   SB Convertible Fund  |  2004 Semi-Annual Report

================================================================================
Bond Ratings (unaudited)
================================================================================

The definition of the applicable rating symbols are set forth below:
Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA    -- Bonds rated "AAA" have the highest rating assigned by Standard &
          Poor's. Capacity to pay interest and repay principal is extremely strong.
AA     -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.
A      -- Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB    -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.
BB, B, -- Bonds rated "BB", "B", "CCC", "CC" and "C" are regarded, on balance,
CCC,      as predominantly speculative with respect to capacity to pay interest
CC, C and repay principal in accordance with the terms of the obligation. "BB" represents the lowest degree of speculation and "C" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D      -- Bonds rated "D" are in default, and payment of interest and/or repayment of principal is in arrears.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Caa", where 1 is the highest and 3 the lowest rating within its generic category.

Aaa    -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa     -- Bonds rated "Aa" are judged to be of high quality by all standards.
          Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

Baa    -- Bonds rated "Baa" are considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba     -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B      -- Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa    -- Bonds that are rated "Caa" are of poor standing. Such issues may be in default or present elements of danger with respect to principal or interest.

Ca     -- Bonds rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C      -- Bonds rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR     -- Indicates that the bond is not rated by Standard & Poor's or Moody's.


            10   SB Convertible Fund  |  2004 Semi-Annual Report

================================================================================
Statement of Assets and Liabilities (unaudited)                 January 31, 2004
================================================================================

ASSETS:
     Investments, at value (Cost -- $180,160,702)                                      $ 203,965,319
     Loaned securities collateral, at value (Cost -- $16,151,936) (Note 5)                16,151,936
     Cash                                                                                  5,827,231
     Receivable for securities sold                                                        2,106,050
     Receivable for Fund shares sold                                                         912,229
     Dividends and interest receivable                                                       844,456
     Other assets                                                                              9,422
----------------------------------------------------------------------------------------------------
     Total Assets                                                                        229,816,643
----------------------------------------------------------------------------------------------------

LIABILITIES:
     Payable for loaned securities collateral (Note 5)                                    16,151,936
     Payable for securities purchased                                                      5,563,454
     Dividends payable                                                                       369,254
     Payable for Fund shares reacquired                                                       96,140
     Investment advisory fee payable                                                          85,999
     Administration fee payable                                                               34,400
     Distribution plan fees payable                                                           31,749
     Accrued expenses                                                                         93,875
----------------------------------------------------------------------------------------------------
     Total Liabilities                                                                    22,426,807
----------------------------------------------------------------------------------------------------
Total Net Assets                                                                       $ 207,389,836
====================================================================================================

NET ASSETS:
     Par value of shares of beneficial interest                                        $      11,292
     Capital paid in excess of par value                                                 184,991,237
     Overdistributed net investment income                                                  (594,029)
     Accumulated net realized loss from investment transactions                             (823,281)
     Net unrealized appreciation of investments                                           23,804,617
----------------------------------------------------------------------------------------------------
Total Net Assets                                                                       $ 207,389,836
====================================================================================================
Shares Outstanding:
     Smith Barney Class A                                                                  2,423,683
     -----------------------------------------------------------------------------------------------
     Smith Barney Class B                                                                  1,520,620
     -----------------------------------------------------------------------------------------------
     Smith Barney Class L                                                                  2,257,658
     -----------------------------------------------------------------------------------------------
     Smith Barney Class O                                                                     14,805
     -----------------------------------------------------------------------------------------------
     Smith Barney Class Y                                                                  5,068,756
     -----------------------------------------------------------------------------------------------
     Salomon Brothers Class A                                                                    148
     -----------------------------------------------------------------------------------------------
     Salomon Brothers Class B                                                                  6,380
     -----------------------------------------------------------------------------------------------
     Salomon Brothers Class 2                                                                    185
     -----------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


            11   SB Convertible Fund  |  2004 Semi-Annual Report

================================================================================
Statement of Assets and Liabilities (unaudited) (continued)     January 31, 2004
================================================================================

Net Asset Value:
     Smith Barney Class A (and redemption price)                                              $18.31
     -----------------------------------------------------------------------------------------------
     Smith Barney Class B *                                                                   $18.25
     -----------------------------------------------------------------------------------------------
     Smith Barney Class L **                                                                  $18.33
     -----------------------------------------------------------------------------------------------
     Smith Barney Class O **                                                                  $18.18
     -----------------------------------------------------------------------------------------------
     Smith Barney Class Y (and redemption price)                                              $18.44
     -----------------------------------------------------------------------------------------------
     Salomon Brothers Class A (and redemption price)                                          $18.27
     -----------------------------------------------------------------------------------------------
     Salomon Brothers Class B *                                                               $18.26
     -----------------------------------------------------------------------------------------------
     Salomon Brothers Class 2 **                                                              $18.29
     -----------------------------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
     Smith Barney Class A (net asset value plus 5.26% of net asset value per share)           $19.27
     -----------------------------------------------------------------------------------------------
     Smith Barney Class L (net asset value plus 1.01% of net asset value per share)           $18.52
     -----------------------------------------------------------------------------------------------
     Smith Barney Class O (net asset value plus 1.01% of net asset value per share)           $18.36
     -----------------------------------------------------------------------------------------------
     Salomon Brothers Class A (net asset value plus 6.10% of net asset value per share)       $19.38
     -----------------------------------------------------------------------------------------------
     Salomon Brothers Class 2 (net asset value plus 1.01% of net asset value per share)       $18.47
     -----------------------------------------------------------------------------------------------

* Redemption price is NAV for Smith Barney Class B and Salomon Brothers Class B shares reduced by a 5.00% contingent deferred sales charge ("CDSC"), if shares are redeemed within one year from purchase payment (See Note 2).

** Redemption price is NAV of Smith Barney Class L, Smith Barney Class O and Salomon Brothers Class 2 shares reduced by a 1.00% CDSC, if shares are redeemed within one year from purchase payment (See Note 2).

                       See Notes to Financial Statements.


            12   SB Convertible Fund  |  2004 Semi-Annual Report

================================================================================
Statement of Operations (unaudited)    For the Six Months Ended January 31, 2004
================================================================================

INVESTMENT INCOME:
     Interest                                                                         $ 2,493,323
     Dividends                                                                          1,157,783
-------------------------------------------------------------------------------------------------
     Total Investment Income                                                            3,651,106
-------------------------------------------------------------------------------------------------

EXPENSES:
     Investment advisory fee (Note 2)                                                     437,443
     Distribution plan fees (Note 6)                                                      278,406
     Administration fee (Note 2)                                                          174,977
     Transfer agency services (Note 6)                                                     46,060
     Audit and legal                                                                       33,567
     Custody                                                                               28,180
     Shareholder communications (Note 6)                                                   22,284
     Registration fees                                                                     19,791
     Trustees' fees                                                                        12,699
     Other                                                                                  5,827
-------------------------------------------------------------------------------------------------
     Total Expenses                                                                     1,059,234
-------------------------------------------------------------------------------------------------
Net Investment Income                                                                   2,591,872
-------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 3):
     Realized Gain From Investment Transactions (excluding short-term investments):
       Proceeds from sales                                                             99,180,144
       Cost of securities sold                                                         87,945,379
-------------------------------------------------------------------------------------------------
     Net Realized Gain                                                                 11,234,765
-------------------------------------------------------------------------------------------------
     Change in Net Unrealized Appreciation of Investments:
       Beginning of period                                                              1,902,646
       End of period                                                                   23,804,617
-------------------------------------------------------------------------------------------------
     Increase in Net Unrealized Appreciation                                           21,901,971
-------------------------------------------------------------------------------------------------
Net Gain on Investments                                                                33,136,736
-------------------------------------------------------------------------------------------------
Increase in Net Assets From Operations                                                $35,728,608
=================================================================================================

                       See Notes to Financial Statements.


            13   SB Convertible Fund  |  2004 Semi-Annual Report

================================================================================
Statements of Changes in Net Assets
================================================================================

For the Six Months Ended January 31, 2004 (unaudited) and the Year Ended July 31, 2003

                                                                           2004             2003
======================================================================================================
OPERATIONS:
     Net investment income                                             $   2,591,872    $   6,377,178
     Net realized gain (loss)                                             11,234,765       (5,009,545)
     Increase in net unrealized appreciation                              21,901,971       26,945,760
------------------------------------------------------------------------------------------------------
     Increase in Net Assets From Operations                               35,728,608       28,313,393
------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 7):
     Net investment income                                                (3,699,467)      (6,403,873)
------------------------------------------------------------------------------------------------------
     Decrease in Net Assets From Distributions to Shareholders            (3,699,467)      (6,403,873)
------------------------------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS (NOTE 8):
     Net proceeds from sale of shares                                     35,597,705       36,934,207
     Net asset value of shares issued for reinvestment of dividends        1,205,606        1,537,165
     Cost of shares reacquired                                            (9,966,740)     (20,400,578)
------------------------------------------------------------------------------------------------------
     Increase in Net Assets From Fund Share Transactions                  26,836,571       18,070,794
------------------------------------------------------------------------------------------------------
Increase in Net Assets                                                    58,865,712       39,980,314

NET ASSETS:
     Beginning of period                                                 148,524,124      108,543,810
------------------------------------------------------------------------------------------------------
     End of period*                                                    $ 207,389,836    $ 148,524,124
======================================================================================================
* Includes undistributed (overdistributed) net investment income of:   $    (594,029)   $     513,566
======================================================================================================

                       See Notes to Financial Statements.


            14   SB Convertible Fund  |  2004 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited)
================================================================================

1.    Significant Accounting Policies

The SB Convertible Fund ("Fund"), a separate investment fund of Smith Barney Income Funds ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of this Fund and seven other separate investment funds: Smith Barney Exchange Reserve Fund, SB Capital and Income Fund, Smith Barney High Income Fund, Smith Barney Municipal High Income Fund, Smith Barney Diversified Strategic Income Fund, Smith Barney Dividend and Income Fund, and Smith Barney Total Return Bond Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles ("GAAP") and are as follows: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing price on such markets; securities for which no sales price were reported are valued at the mean between the quoted bid and asked prices; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) dividend income is recorded on ex-dividend date and interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (f) gains or losses on the sale of securities are calculated using the specific identification method; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends monthly and capital gains, if any, at least annually; (h) class specific expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets of each class or on another reasonable basis; (i) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes;
(j) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2.    Investment Advisory Agreement, Administration Agreement and Other
      Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays SBFM an advisory fee calculated at an annual rate of 0.50% of the Fund's average daily net assets. This fee is calculated daily and paid monthly. The Fund has also entered into a sub-advisory agreement with Salomon Brothers Asset Management Inc ("SBAM"), another indirect wholly-owned subsidiary of Citigroup. From its fee, SBFM pays SBAM a sub-advisory fee calculated at an annual rate of 0.40% of the Fund's average daily net assets.

SBFM also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Inc. ("PFPC") acts as the Fund's sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended January 31, 2004, the Fund paid transfer agent fees of $41,687 to CTB.

Citigroup Global Markets Inc. ("CGM"), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund's distributor.


            15   SB Convertible Fund  |  2004 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

There are maximum initial sales charges of 5.00%, 1.00%, 1.00%, 5.75% and 1.00% for Smith Barney Class A, Smith Barney Class L, Smith Barney Class O, Salomon Brothers Class A and Salomon Brothers Class 2 shares, respectively. There is a contingent deferred sales charge ("CDSC") of 5.00% on Smith Barney Class B and Salomon Brothers Class B shares, which applies if redemption occurs within one year from purchase payment and declines thereafter by 1.00% per year until no CDSC is incurred. Smith Barney Class L, Smith Barney Class O and Salomon Brothers Class 2 shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In addition, Smith Barney Class A and Salomon Brothers Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Smith Barney Class A and Salomon Brothers Class A shares which, when combined with current holdings of Smith Barney Class A and Salomon Brothers Class A shares, respectively, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended January 31, 2004, CGM received sales charges of approximately $166,000, $118,000 and $29 on sales of the Fund's Smith Barney Class A, Smith Barney Class L and Salomon Brothers Class 2 shares, respectively. In addition, for the six months ended January 31, 2004, CDSCs paid to CGM were approximately:

                           Smith Barney        Smith Barney       Smith Barney
                             Class A              Class B           Class L
================================================================================
CDSCs                        $10,000              $16,000           $4,000
================================================================================

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

3.    Investments

During the six months ended January 31, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

================================================================================
Purchases                                                           $129,824,176
--------------------------------------------------------------------------------
Sales                                                                 99,180,144
================================================================================

At January 31, 2004, aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                      $ 26,056,946
Gross unrealized depreciation                                        (2,252,329)
--------------------------------------------------------------------------------
Net unrealized appreciation                                        $ 23,804,617
================================================================================

4.    Repurchase Agreements

When entering into repurchase agreements, it is the Fund's policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

5.    Lending of Portfolio Securities

The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations, and receives a lenders fee. Fees earned by the Fund on securities lending are recorded in interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the


            16   SB Convertible Fund  |  2004 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

securities loaned, plus a margin which may vary depending on the type of securities loaned. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.

At January 31, 2004, the Fund loaned securities having a market value of $15,663,769. The Fund received cash collateral amounting to $16,151,936 which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio.

Income earned by the Fund from securities lending for the six months ended January 31, 2004 was $8,827.

6. Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to its Smith Barney Class A, Smith Barney Class B, Smith Barney Class L, Smith Barney Class O, Salomon Brothers Class A, Salomon Brothers Class B and Salomon Brothers Class 2 shares calculated at an annual rate of 0.25% of the average daily net assets for each respective class. In addition, the Fund also pays a distribution fee with respect to its Smith Barney Class B, Smith Barney Class L, Smith Barney Class O, Salomon Brothers Class B and Salomon Brothers Class 2 shares calculated at an annual rate of 0.50%, 0.75%, 0.45%, 0.75% and 0.75% of the average daily net assets for each class, respectively. For the six months ended January 31, 2004, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

                                      Smith      Smith       Smith        Smith      Salomon      Salomon      Salomon
                                      Barney     Barney      Barney       Barney     Brothers     Brothers     Brothers
                                      Class A    Class B     Class L      Class O    Class A      Class B      Class 2
=======================================================================================================================
Rule 12b-1 Distribution Plan Fees     $47,894    $84,480     $144,915       $824        $2          $282          $9
=======================================================================================================================

For the six months ended January 31, 2004, total Transfer Agency Service expenses were as follows:

                                      Smith      Smith       Smith        Smith      Smith      Salomon      Salomon      Salomon
                                      Barney     Barney      Barney       Barney     Barney     Brothers     Brothers     Brothers
                                      Class A    Class B     Class L      Class O    Class Y    Class A      Class B      Class 2
==================================================================================================================================
Transfer Agency Service
  Expenses                            $16,680    $15,327     $13,755       $161       $93          $6          $29           $9
==================================================================================================================================

For the six months ended January 31, 2004, total Shareholder Communication expenses were as follows:

                                      Smith      Smith       Smith        Smith      Smith      Salomon      Salomon      Salomon
                                      Barney     Barney      Barney       Barney     Barney     Brothers     Brothers     Brothers
                                      Class A    Class B     Class L      Class O    Class Y    Class A      Class B      Class 2
==================================================================================================================================
Shareholder Communication
  Expenses                            $9,866     $6,703      $5,508        $99        $105         $0*         $3            $0*
==================================================================================================================================

* Amount represents less than $1.00.

7.    Distributions Paid to Shareholders by Class

                                             Six Months Ended       Year Ended
                                             January 31, 2004      July 31, 2003
================================================================================
Net Investment Income:
Smith Barney Class A                           $  808,441           $1,258,223
Smith Barney Class B                              428,167              479,489
Smith Barney Class L                              495,411              329,593
Smith Barney Class O                                4,374                9,166
Smith Barney Class Y                            1,961,880            4,327,402
Salomon Borthers Class A                               38                   --
Salomon Brothers Class B                            1,123                   --
Salomon Brothers Class 2                               33                   --
--------------------------------------------------------------------------------
Total                                          $3,699,467           $6,403,873
================================================================================


            17   SB Convertible Fund  |  2004 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

8.    Shares of Beneficial Interest

At January 31, 2004, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

                                          Six Months Ended                   Year Ended
                                       January 31, 2004(1)(2)               July 31, 2003
                                     --------------------------      --------------------------
                                      Shares         Amount           Shares         Amount
===============================================================================================
Smith Barney Class A(3)
Shares sold                            583,889    $  9,616,478         731,283    $ 10,458,619
Shares issued on reinvestment           35,794         592,939          69,028         939,059
Shares reacquired                     (296,204)     (5,039,117)       (422,318)     (5,629,441)
-----------------------------------------------------------------------------------------------
Net Increase                           323,479    $  5,170,300         377,993    $  5,768,237
===============================================================================================
Smith Barney Class B(3)
Shares sold                            482,280    $  7,863,961         633,177    $  9,203,206
Shares issued on reinvestment           16,530         273,754          25,309         345,126
Shares reacquired                     (117,590)     (1,971,897)       (192,380)     (2,616,041)
-----------------------------------------------------------------------------------------------
Net Increase                           381,220    $  6,165,818         466,106    $  6,932,291
===============================================================================================
Smith Barney Class L(3)
Shares sold                          1,048,137    $ 17,482,460       1,062,203    $ 15,472,052
Shares issued on reinvestment           19,979         334,132          17,640         244,812
Shares reacquired                     (103,913)     (1,765,679)       (204,120)     (2,706,177)
-----------------------------------------------------------------------------------------------
Net Increase                           964,203    $ 16,050,913         875,723    $ 13,010,687
===============================================================================================
Smith Barney Class O(3)
Shares sold                              1,039    $     16,503              40    $        556
Shares issued on reinvestment              243           3,998             609           8,168
Shares reacquired                           --              --          (4,707)        (59,321)
-----------------------------------------------------------------------------------------------
Net Increase (Decrease)                  1,282    $     20,501          (4,058)   $    (50,597)
===============================================================================================
Smith Barney Class Y(3)
Shares sold                             29,938    $    506,110         136,561    $  1,799,774
Shares reacquired                      (72,543)     (1,186,225)       (671,002)     (9,389,598)
-----------------------------------------------------------------------------------------------
Net Decrease                           (42,605)   $   (680,115)       (534,441)   $ (7,589,824)
===============================================================================================
Salomon Brothers Class A
Shares sold                                382    $      6,211              --              --
Shares issued on reinvestment                1              24              --              --
Shares reacquired                         (235)         (3,822)             --              --
-----------------------------------------------------------------------------------------------
Net Increase                               148    $      2,413              --              --
===============================================================================================
Salomon Brothers Class B
Shares sold                              6,337    $    102,863              --              --
Shares issued on reinvestment               43             725              --              --
-----------------------------------------------------------------------------------------------
Net Increase                             6,380    $    103,588              --              --
===============================================================================================
Salomon Brothers Class 2
Shares sold                                183    $      3,119              --              --
Shares issued on reinvestment                2              34              --              --
-----------------------------------------------------------------------------------------------
Net Increase                               185    $      3,153              --              --
===============================================================================================

(1) For the Salomon Brothers Class A and Salomon Brothers Class B shares, transactions are for the period September 17, 2003 (inception date) to January 31, 2004.
(2) For the Salomon Brothers Class 2 shares, transactions are for the period October 22, 2003 (inception date) to January 31, 2004.
(3) On May 16, 2003, Class A, B, L, O and Y shares were renamed as Smith Barney Class A, Smith Barney Class B, Smith Barney Class L, Smith Barney Class O and Smith Barney Class Y shares, respectively.


            18   SB Convertible Fund  |  2004 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

9.    Additional Information

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

10.   Subsequent Event

Effective February 2, 2004, the 1.00% initial sales charge on Smith Barney Class L and Salomon Brothers Class 2 shares will no longer be imposed.


            19   SB Convertible Fund  |  2004 Semi-Annual Report

================================================================================
Financial Highlights
================================================================================

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:

Smith Barney Class A Shares(1)                   2004(2)(3)       2003(3)        2002(3)       2001(3)      2000(3)       1999(3)
====================================================================================================================================
Net Asset Value, Beginning of Period            $    15.32      $    12.75    $    15.73    $    15.50    $    15.25    $    16.90
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income(4)                            0.25            0.71          0.61          0.80          0.69          0.69
  Net realized and unrealized gain (loss)(4)          3.09            2.58         (2.87)         0.14          0.21         (1.24)
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                   3.34            3.29         (2.26)         0.94          0.90         (0.55)
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                              (0.35)          (0.72)        (0.72)        (0.71)        (0.65)        (0.66)
  Net realized gains                                    --              --            --            --            --         (0.44)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                  (0.35)          (0.72)        (0.72)        (0.71)        (0.65)        (1.10)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $    18.31      $    15.32    $    12.75    $    15.73    $    15.50    $    15.25
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                         22.07%++        26.69%       (14.85)%        6.16%         6.13%        (3.11)%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                $   44,379      $   32,183    $   21,958    $   24,903    $   21,794    $   26,141
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                            1.20%+          1.42%         1.23%         1.25%         1.34%         1.29%
  Net investment income(4)                            2.96+           5.24          4.06          5.09          4.62          4.45
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                 59%            133%          115%          177%          167%           27%
====================================================================================================================================

Smith Barney Class B Shares(1)                   2004(2)(3)       2003(3)       2002(3)       2001(3)       2000(3)       1999(3)
====================================================================================================================================
Net Asset Value, Beginning of Period            $    15.28      $    12.69    $    15.66    $    15.45    $    15.22    $    16.89
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income(4)                            0.20            0.62          0.51          0.70          0.61          0.61
  Net realized and unrealized gain (loss)(4)          3.08            2.61         (2.84)         0.14          0.21         (1.24)
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                   3.28            3.23         (2.33)         0.84          0.82         (0.63)
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                              (0.31)          (0.64)        (0.64)        (0.63)        (0.59)        (0.60)
  Net realized gains                                    --              --            --            --            --         (0.44)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                  (0.31)          (0.64)        (0.64)        (0.63)        (0.59)        (1.04)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $    18.25      $    15.28    $    12.69    $    15.66    $    15.45    $    15.22
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                         21.70%++        26.23%       (15.32)%        5.53%         5.59%        (3.61)%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                $   27,748      $   17,406    $    8,545    $    9,395    $   13,216    $   21,559
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                            1.76%+          1.89%         1.79%         1.81%         1.86%         1.76%
  Net investment income(4)                            2.39+           4.65          3.50          4.59          4.10          3.98
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                 59%            133%          115%          177%          167%           27%
====================================================================================================================================

(1) On May 16, 2003, Class A and Class B shares were renamed as Smith Barney Class A shares and Smith Barney B shares, respectively.
(2)   For the six months ended January 31, 2004 (unaudited).
(3) Per share amounts have been calculated using the monthly average shares method.
(4) Effective August 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended July 31, 2002, those amounts for Smith Barney Class A and B shares, respectively, would have been $0.62 and $0.52 for net investment income, $2.88 and $2.85 for net realized and unrealized loss, and 4.13% and 3.57% for the ratio of net investment income to average net assets. Per share information, ratios and supplemental data for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


            20   SB Convertible Fund  |  2004 Semi-Annual Report

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:

Smith Barney Class L Shares(1)                   2004(2)(3)       2003(3)       2002(3)       2001(3)       2000(3)       1999(3)
====================================================================================================================================
Net Asset Value, Beginning of Period            $    15.33      $    12.71    $    15.61    $    15.36    $    15.18    $    16.90
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income(4)                            0.18            0.55          0.50          0.60          0.53          0.53
  Net realized and unrealized gain (loss)(4)          3.10            2.64         (2.83)         0.22          0.21         (1.24)
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                   3.28            3.19         (2.33)         0.82          0.74         (0.71)
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                              (0.28)          (0.57)        (0.57)        (0.57)        (0.56)        (0.57)
  Net realized gains                                    --              --            --            --            --         (0.44)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                  (0.28)          (0.57)        (0.57)        (0.57)        (0.56)        (1.01)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $    18.33      $    15.33    $    12.71    $    15.61    $    15.36    $    15.18
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                         21.58%++        25.76%       (15.34)%        5.38%         5.07%        (4.08)%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                $   41,379      $   19,824    $    5,308    $    3,607    $      270    $      540
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                            1.95%+          2.29%         1.85%         1.92%         2.34%         2.30%
  Net investment income(4)                            2.16+           4.10          3.40          3.97          3.64          3.39
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                 59%            133%          115%          177%          167%           27%
====================================================================================================================================

Smith Barney Class O Shares(1)                   2004(2)(3)       2003(3)       2002(3)       2001(3)       2000(3)       1999(3)
====================================================================================================================================
Net Asset Value, Beginning of Period            $    15.22      $    12.66    $    15.62    $    15.41    $    15.19    $    16.87
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income(4)                            0.21            0.63          0.51          0.70          0.60          0.61
  Net realized and unrealized gain (loss)(4)          3.06            2.56         (2.84)         0.14          0.21         (1.25)
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                   3.27            3.19         (2.33)         0.84          0.81         (0.64)
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                              (0.31)          (0.63)        (0.63)        (0.63)        (0.59)        (0.60)
  Net realized gains                                    --              --            --            --            --         (0.44)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                  (0.31)          (0.63)        (0.63)        (0.63)        (0.59)        (1.04)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $    18.18      $    15.22    $    12.66    $    15.62    $    15.41    $    15.19
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                         21.69%++        26.00%       (15.33)%        5.51%         5.57%        (3.66)%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                $      269      $      206    $      223    $      293    $      321    $      572
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                            1.74%+          1.97%         1.82%         1.83%         1.90%         1.78%
  Net investment income(4)                            2.45+           4.75          3.48          4.53          4.06          4.00
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                 59%            133%          115%          177%          167%           27%
====================================================================================================================================

(1) On May 16, 2003, Class L and Class O shares were renamed as Smith Barney Class L shares and Smith Barney Class O shares, respectively.
(2)   For the six months ended January 31, 2004 (unaudited).
(3) Per share amounts have been calculated using the monthly average shares method.
(4) Effective August 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended July 31, 2002, those amounts for Smith Barney Class L and O shares, respectively, would have been $0.51 and $0.52 for net investment income, $2.84 and $2.85 for net realized and unrealized loss, and 3.47% and 3.56% for the ratio of net investment income to average net assets. Per share information, ratios and supplemental data for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


            21   SB Convertible Fund  |  2004 Semi-Annual Report

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:

Smith Barney Class Y Shares(1)                   2004(2)(3)       2003(3)       2002(3)       2001(3)       2000(3)       1999(3)
====================================================================================================================================
Net Asset Value, Beginning of Period            $    15.44      $    12.84    $    15.85    $    15.61    $    15.34    $    16.98
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income(4)                            0.28            0.80          0.67          0.88          0.78          0.76
  Net realized and unrealized gain (loss)(4)          3.11            2.59         (2.89)         0.14          0.19         (1.25)
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                   3.39            3.39         (2.22)         1.02          0.97         (0.49)
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                              (0.39)          (0.79)        (0.79)        (0.78)        (0.70)        (0.71)
  Net realized gains                                    --              --            --            --            --         (0.44)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                  (0.39)          (0.79)        (0.79)        (0.78)        (0.70)        (1.15)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $    18.44      $    15.44    $    12.84    $    15.85    $    15.61    $    15.34
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                         22.22%++        27.42%       (14.51)%        6.65%         6.62%        (2.68)%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                $   93,492      $   78,905    $   72,510    $   90,911    $   90,472    $   95,707
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                            0.81%+          0.89%         0.81%         0.79%         0.87%         0.83%
  Net investment income(4)                            3.39+           5.84          4.49          5.57          5.10          4.87
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                 59%            133%          115%          177%          167%           27%
====================================================================================================================================

(1)   On May 16, 2003, Class Y shares were renamed as Smith Barney Class Y shares.
(2)   For the six months ended January 31, 2004 (unaudited).
(3) Per share amounts have been calculated using the monthly average shares method.
(4) Effective August 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended July 31, 2002, those amounts would have been $0.68, $2.90 and 4.56% for net investment income, net realized and unrealized loss and the ratio of net investment income to average net assets, respectively. Per share information, ratios and supplemental data for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


            22   SB Convertible Fund  |  2004 Semi-Annual Report

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of beneficial interest outstanding throughout the period ended January 31:

Salomon Brothers Class A Shares                                       2004(1)(2)
================================================================================
Net Asset Value, Beginning of Period                                    $ 15.78
--------------------------------------------------------------------------------
Income From Operations:
  Net investment income                                                    0.11
  Net realized and unrealized gain                                         2.67
--------------------------------------------------------------------------------
Total Income From Operations                                               2.78
--------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                                                   (0.29)
--------------------------------------------------------------------------------
Total Distributions                                                       (0.29)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $ 18.27
--------------------------------------------------------------------------------
Total Return(3)++                                                         13.95%
--------------------------------------------------------------------------------
Net Assets, End of Period (000s)                                        $     3
--------------------------------------------------------------------------------
Ratios to Average Net Assets+:
  Expenses                                                                 1.72%
  Net investment income                                                    1.89
--------------------------------------------------------------------------------
Portfolio Turnover Rate                                                      59%
================================================================================

Salomon Brothers Class B Shares                                     2004(1)(2)
================================================================================
Net Asset Value, Beginning of Period                                   $  15.73
--------------------------------------------------------------------------------
Income From Operations:
  Net investment income                                                    0.12
  Net realized and unrealized gain                                         2.65
--------------------------------------------------------------------------------
Total Income From Operations                                               2.77
--------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                                                   (0.24)
--------------------------------------------------------------------------------
Total Distributions                                                       (0.24)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $  18.26
--------------------------------------------------------------------------------
Total Return++                                                            17.76%
--------------------------------------------------------------------------------
Net Assets, End of Period (000s)                                       $    117
--------------------------------------------------------------------------------
Ratios to Average Net Assets+:
  Expenses                                                                 1.94%
  Net investment income                                                    1.97
--------------------------------------------------------------------------------
Portfolio Turnover Rate                                                     59%
================================================================================

(1) For the period September 17, 2003 (inception date) to January 31, 2004 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) Performance calculations for Salomon Brothers Class A shares use October 24, 2003 as the inception date since all Salomon Brothers Class A shares were redeemed on October 20, 2003 and new shares in Salomon Brothers Class A were not purchased until October 24, 2003.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


            23   SB Convertible Fund  |  2004 Semi-Annual Report

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of beneficial interest outstanding throughout the period ended January 31:

Salomon Brothers Class 2 Shares                                       2004(1)(2)
================================================================================
Net Asset Value, Beginning of Period                                    $ 16.24
--------------------------------------------------------------------------------
Income From Operations:
  Net investment income                                                    0.16
  Net realized and unrealized gain                                         2.07
--------------------------------------------------------------------------------
Total Income From Operations                                               2.23
--------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                                                   (0.18)
--------------------------------------------------------------------------------
Total Distributions                                                       (0.18)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $ 18.29
--------------------------------------------------------------------------------
Total Return++                                                            13.82%
--------------------------------------------------------------------------------
Net Assets, End of Period (000s)                                        $     3
--------------------------------------------------------------------------------
Ratios to Average Net Assets+:
  Expenses                                                                 2.73%
  Net investment income                                                    3.11
--------------------------------------------------------------------------------
Portfolio Turnover Rate                                                      59%
================================================================================

(1) For the period October 22, 2003 (inception date) to January 31, 2004 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


            24   SB Convertible Fund  |  2004 Semi-Annual Report

--------------------------------------------------------------------------------
SB CONVERTIBLE FUND
--------------------------------------------------------------------------------

TRUSTEES

Lee Abraham
Allan J. Bloostein
Jane F. Dasher
R. Jay Gerken, CFA
  Chairman
Richard E. Hanson, Jr.
Paul Hardin
Roderick C. Rasmussen
John P. Toolan

OFFICERS

R. Jay Gerken, CFA
President and
Chief Executive Officer

Andrew B. Shoup
Senior Vice President and
Chief Administrative Officer

Richard L. Peteka
Chief Financial Officer
and Treasurer

Peter D. Luke
Investment Officer

Andrew Beagley
Chief Anti-Money
Laundering Compliance
Officer

Kaprel Ozsolak
Controller

Robert I. Frenkel
Secretary and
Chief Legal Officer

INVESTMENT ADVISER
AND ADMINISTRATOR

Smith Barney Fund Management LLC

DISTRIBUTOR

Citigroup Global Markets Inc.

CUSTODIAN

State Street Bank and
  Trust Company

TRANSFER AGENT

Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, New York 10004

SUB-TRANSFER AGENT

PFPC Inc.
P.O. Box 9699
Providence, Rhode Island
02940-9699

Smith Barney Income Funds
================================================================================

SB Convertible Fund

The Fund is a separate investment fund of the Smith Barney Income Funds, a Massachusetts business trust.

This report is submitted for the general information of shareholders of Smith Barney Income Funds -- SB Convertible Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus.

SB CONVERTIBLE FUND

Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

This document must be preceded or accompanied by a free prospectus. Investors should consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest or send money.


www.smithbarneymutualfunds.com

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-451-2010 and by visiting the SEC's web site at www.sec.gov.

(C)2004 Citigroup Global Markets Inc.
Member NASD, SIPC


FD02170 3/04                                                             04-6271

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ITEM 2.  CODE OF ETHICS.

         Not Applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not Applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
               Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a)   Not applicable.

         (b)   Attached hereto.

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         Exhibit 99.CERT          Certifications pursuant to section 302 of the
                                  Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002


SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Income Funds


By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Smith Barney Income Funds

Date: April 2, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Smith Barney Income Funds

Date: April 2, 2004

By:   /s/ Richard L. Peteka
      Richard L. Peteka
      Chief Financial Officer of
      Smith Barney Income Funds

Date: April 2, 2004